Income Taxes - Movement of valuation allowance (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Valuation Allowance [Abstract]
Balance as of January 1	¥ 63,563,642	$ 9,974,522	¥ 67,843,392	¥ 84,146,463
Additions (utilization)	(6,223,503)	(976,603)	(2,837,821)	37,227,678
Write-offs	(798,062)	(125,233)	(1,441,929)	(53,530,749)
Balance as of December 31	¥ 56,542,077	$ 8,872,686	¥ 63,563,642	¥ 67,843,392